Simple agreements for future equity (Details Narrative) - Exascale Labs Inc [Member] - USD ($)	12 Months Ended		45 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
Aggregate gross proceeds	$ 3,500,000	$ 4,307,500	$ 14,092,500
Equity financing description	SAFEs with an aggregate purchase amount of $13,632,500 include an Equity Financing conversion feature, while SAFEs with an aggregate purchase amount of $460,000 do not include this feature and are generally settled only upon a Liquidity Event or a Dissolution Event, in accordance with their terms.